Fees Summary	Aug. 09, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,900,000
Previously Paid Amount	0.00
Total Fee Amount	280.44
Total Offset Amount	0.00
Net Fee	280.44
Narrative - Max Aggregate Offering Price	$ 1,900,000
Final Prospectus	true